BASIC AND DILUTED EARNINGS PER SHARE - WEIGHTED AVERAGE NUMBER OF SHARES (DILUTED) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BASIC AND DILUTED EARNINGS PER SHARE
Weighted average number of shares as at December 31	120,889,248,735	121,071,209,646	121,071,209,646
Weighted average number of shares (diluted) as at December 31	120,889,248,735	121,071,209,646	121,071,209,646